FINANCIAL INSTRUMENTS - Level 3 Rollforward Liabilities (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Financial liabilities
Balance, beginning of period	$ 66,006
Balance, end of period	76,842
Level 3
Financial liabilities
Balance, beginning of period	577	$ 859
Acquisitions	0	0
Dispositions	17	0
Fair value gains (losses), net and OCI	(155)	(292)
Acquisition of Foreign Investments	0	0
Other	0	10
Balance, end of period	$ 439	$ 577